Derivative instruments and hedging activities - Net Investment Hedges (Detail) - Net investment hedges [Member] - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives and non-derivatives designated as net investment hedges	¥ 7	¥ (12)	¥ (29)
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives and non-derivatives designated as net investment hedges	¥ 7	¥ (12)	(14)
Long-term borrowings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives and non-derivatives designated as net investment hedges			¥ (15)